CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit losses	$ 1,642,234	$ 835,007	$ 2,393,033
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		10,000,000	10,000,000
Preferred stock, shares outstanding (in Shares)		1,788	6,158
Preferred stock, shares issued (in Shares)		1,788	6,158
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding (in Shares)	695,998	414,914	203,715
Common stock, shares issued (in Shares)	695,998	414,914	203,715
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000
Preferred stock, shares outstanding (in Shares)	122	1,788	6,158
Preferred stock, shares issued (in Shares)	122	1,788
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000
Preferred stock, shares outstanding (in Shares)	0	0
Preferred stock, shares issued (in Shares)	0	0